Deferred Income Tax and Income Tax Expense - Summary of Details of Income Tax Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets and liabilities [abstract]
Current income tax expense	₩ 275,454	₩ 347,265	₩ 335,796
Impact of change in deferred taxes	(110,609)	(16,827)	169,961
Income tax expense	₩ 164,845	₩ 330,438	₩ 505,757